7. CAPITAL STOCK	9 Months Ended	12 Months Ended
	Sep. 30, 2017	Dec. 31, 2016
Equity [Abstract]
7. CAPITAL STOCK

NOTE 8 – CAPITAL STOCK

Preferred Stock

The Company is authorized to issue 21 Series A preferred shares at $1.00 par value per share with 1:1 conversion and voting rights. As of September 30, 2017 and December 31, 2016, there were no shares of Series A preferred shares issued and outstanding.

Common Stock

The Company is authorized to issue 200,000,000 shares of its common stock at $0.001 par value per share. As of September 30, 2017, there were 111,326,981 shares of common stock issued and outstanding and 1,551,217 shares of common stock to be issued. As of December 31, 2016, there were 71,908,370 shares of common stock issued and outstanding and 1,740,000 shares of common stock to be issued.

The following common stock transactions were recorded during the nine months ended September 30, 2017:

During the nine months ended September 30, 2017, the Company issued an aggregate of 22,745,898 shares of its common stock for services valued at $14,204,255.

During the nine months ended September 30, 2017, the Company sold 2,394,000 shares of its common stock and warrants for net proceeds of $1,198,000.

During the nine months ended September 30, 2017, the Company issued an aggregate of 41,153 shares for its common stock for cashless exercise of common stock options.

During the nine months ended September 30, 2017, the Company issued an aggregate of 355,689 shares of its common stock for the cashless exercise of common stock warrants.

During the nine months ended September 30, 2017, the Company issued an aggregate of 1,081,000 shares of its common stock in settlement of $108,100 of convertible debt.

During the nine months ended September 30, 2017, the Company issued an aggregate of 6,933,041 shares of its common stock for exercise of common stock warrants. Net proceeds were $4,753,196.

During the nine months ended September 30, 2017, the Company issued an aggregate of 2,926,830 shares of its common stock to acquire DDDigtal (Note 1).

During the nine months ended September 30, 2017, the Company issued an aggregate of 3,250,000 shares of its common stock to acquire Odava (Note 1).

NOTE 7 – CAPITAL STOCK

Preferred stock

The Company is authorized to issue 21 Series A preferred shares at $1.00 par value per share with 1:1 conversion and voting rights. As of December 31, 2016 and 2015, there were no shares of Series A preferred shares issued and outstanding.

Common stock

The Company is authorized to issue 200,000,000 shares of its common stock at $0.001 par value per share. As of December 31, 2016, there were 71,908,370 shares of common stock issued and outstanding and 1,740,000 shares of common stock to be issued. As of December 31, 2015, there were 46,939,965 shares of common stock issued and outstanding and 624,000 shares of common stock to be issued.

The following is a summary of the common stock transactions incurred during the years ended December 31, 2016 and 2015:

From September 15, 2014 to March 11, 2015, the Company completed an offering of $861,000 of its securities to certain accredited and non-accredited investors, consisting of 1,722,000 shares of its common stock at $0.50 per share. As of December 31, 2015, 1,732,000 shares of common stock had been issued, of which 10,000 shares of common stock were improperly issued and were booked as shares to be rescinded.

In April 2015, the Company issued 960,337 shares of its common stock to certain accredited and unaccredited investors, pursuant to which, the Company received gross proceeds of $576,200. The Company terminated this offering as of April 17, 2015. The Company compensated Chardan Capital Markets, LLC $20,000 cash and 262,560 shares of common stock as commission for this placement.

On April 28, 2015, the Company entered into a consulting agreement with Torrey Hills Capital. Under the terms of the agreement, Torrey Hills Capital was issued 75,000 shares of common stock for setting-up non-deal roadshows for the Company.

On May 12, 2015, the Company entered into a consulting agreement with Caro Capital. Under the terms of the agreement, Caro was issued 200,000 shares of common stock for setting-up non-deal roadshows for the Company for a period of one year.

On June 15, 2015, the Company entered into a consulting agreement with Demeter Capital. Under the terms of the agreement, Demeter Capital was issued 100,000 shares of common stock for consulting services.

From June to July 2015, the Company issued 1,540,672 shares of its unregistered common stock to certain accredited investors for gross proceeds of $1,140,502. In connection with this offering, Chardan Capital received $27,200 in cash and 80,560 shares of common stock as commission for the placement.

On November 9, 2015, the Company sold 815,500 shares of its common stock, with warrants to purchase 407,475 shares of its common stock, in a registered offering to certain unaccredited and accredited investors for gross proceeds of $1,019,375 to the Company. MassRoots did not utilize a placement agent in this transaction. As of December 31, 2015, 781,500 shares of common stock had been issued and 34,000 shares of commons stock were recorded as to be issued.

During the year ended December 31, 2015, the Company issued 1,340,000 shares of its common stock for the exercise of $0.40 warrants; 1,086,341 shares of its common stock for the exercise of $0.001 warrants; and 41,995 shares of its common stock for the cashless exercise of $1.00 warrants.

During the year ended December 31, 2015, the Company issued 230,000 shares of its common stock to six employees and consultants under the Company’s 2014 Equity Incentive Plan (the “2014 Plan”). During the same time period, the Company granted 540,000 shares of its common stock to ten employees and consultants under the Company’s 2015 Equity Incentive Plan (the “2015 Plan”). As of December 31, 2015, none of the share issuances under the 2015 Plan had been made and 540,000 shares of common stock were recorded as to be issued.

In October 2015, the holder of 50,000 options at $0.10 per share exercised their right to purchase common stock for $5,000. These shares of common stock were recorded as to be issued as of December 31, 2015.

During the year ended December 31, 2016, the Company issued an aggregate of 624,000 shares of its common stock which was previously classified as shares to be issued as of December 31, 2015.

During the year ended December 31, 2016, the Company issued an aggregate of 4,225,675 shares of its common stock for services rendered and recorded another 1,740,000 shares to be issued for services rendered at an average stock price of $0.70 per share.

During the year ended December 31, 2016, the Company issued an aggregate of 639,051 shares of its common stock for the cashless exercise of stock warrants.

During the year ended December 31, 2016, the Company issued an aggregate of 5,242,393 shares of its common stock for the cash exercise of stock warrants.

During the year ended December 31, 2016, the Company issued an aggregate of 264,158 shares of its common stock for the cashless exercises of stock options.

During the year ended December 31, 2016, the Company issued an aggregate of 210,000 shares of its common stock for the cash exercise of stock options.

The Company issued an aggregate of 10,350,376 shares of its common stock for net sales proceeds of $5,000,275.

The Company issued an aggregate of 3,108,229 shares of its common stock in settlement of $1,359,891 secured convertible debentures (see Note 5).

The Company issued an aggregate of 304,523 shares of its common stock in payment of penalties relating to secured convertible debentures of $163,621 (see Note 5).